FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia      November 4, 2009


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       69

Form 13F Information Table Value Total:       $55905



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102      599    14008 SH       SOLE                             14008
AT&T Corp                      COM              00206R102     1465    54251 SH       SOLE                             54251
Aaron's Inc                    COM              002535201      339    12856 SH       SOLE                             12856
Abbott Laboratories            COM              002824100      880    17784 SH       SOLE                             17784
Accenture PLC                  COM              g1150g111      746    20020 SH       SOLE                             20020
Activision Blizzard, Inc.      COM              00507v109      409    33040 SH       SOLE                             33040
Amazon.Com Inc                 COM              023135106      420     4500 SH       SOLE                              4500
American Electric Power Co Inc COM              025537101      615    19850 SH       SOLE                             19850
Amgen Inc                      COM              031162100      703    11675 SH       SOLE                             11675
Amphenol Corp-CL A             COM              032095101     1567    41575 SH       SOLE                             41575
Apple Inc                      COM              037833100      797     4300 SH       SOLE                              4300
Arch Capital Group             COM              G0450A105      594     8790 SH       SOLE                              8790
BB&T Corporation               COM              054937107      302    11100 SH       SOLE                             11100
Bank of America Corp           COM              060505104      707    41802 SH       SOLE                             41802
Bank of New York Mellon Corp   COM              064058100      526    18144 SH       SOLE                             18144
Bristol Myers Squibb Co        COM              110122108      543    24090 SH       SOLE                             24090
CVS/Caremark Corp              COM              126650100      881    24647 SH       SOLE                             24647
Cephanol Inc                   COM              156708109      326     5600 SH       SOLE                              5600
Chevron Corp                   COM              166764100     1390    19735 SH       SOLE                             19735
Cisco Systems Inc              COM              17275R102     1476    62700 SH       SOLE                             62700
Coach Inc                      COM              189754104      661    20075 SH       SOLE                             20075
Coca Cola Co                   COM              191216100     1513    28168 SH       SOLE                             28168
Colgate Palmolive Co           COM              194162103      638     8359 SH       SOLE                              8359
Costco Wholesale Corp          COM              22160K105      265     4700 SH       SOLE                              4700
Danaher Corp                   COM              235851102     1074    15950 SH       SOLE                             15950
Dell Inc                       COM              24702R101     1299    85142 SH       SOLE                             85142
Disney, Walt Co                COM              254687106      555    20220 SH       SOLE                             20220
Exxon Mobil Corp               COM              30231G102     2071    30190 SH       SOLE                             30190
General Electric Co            COM              369604103      610    37133 SH       SOLE                             37133
Gilead Sciences Inc.           COM              375558103     1052    22625 SH       SOLE                             22625
Goldman Sachs Group Inc        COM              38141g104     1164     6315 SH       SOLE                              6315
Google                         COM              38259P508      617     1245 SH       SOLE                              1245
Halliburton Co                 COM              406216101      488    18000 SH       SOLE                             18000
Hewlett Packard Co.            COM              428236103      944    19993 SH       SOLE                             19993
Home Depot Inc                 COM              437076102      740    27792 SH       SOLE                             27792
Illinois Tool Works Inc        COM              452308109      929    21759 SH       SOLE                             21759
International Business Machine COM              459200101     1019     8518 SH       SOLE                              8518
JPMorgan Chase & Co            COM              46625H100      610    13925 SH       SOLE                             13925
Johnson & Johnson              COM              478160104     1981    32542 SH       SOLE                             32542
Kellogg Co                     COM              487836108      727    14770 SH       SOLE                             14770
Lockheed Martin Corp           COM              539830109      479     6140 SH       SOLE                              6140
McDonalds Corp                 COM              580135101      423     7414 SH       SOLE                              7414
Medtronic Inc                  COM              585055106     1199    32580 SH       SOLE                             32580
Microsoft Corp                 COM              594918104     1665    64750 SH       SOLE                             64750
Nike Inc Cl B                  COM              654106103      480     7420 SH       SOLE                              7420
Northern Trust Corp.           COM              665859104      629    10820 SH       SOLE                             10820
Omnicom Group                  COM              681919106      559    15130 SH       SOLE                             15130
Pfizer Inc                     COM              717081103      290    17550 SH       SOLE                             17550
Philip Morris International In COM              718172109      281     5765 SH       SOLE                              5765
Praxair Inc                    COM              74005P104      758     9285 SH       SOLE                              9285
Procter & Gamble Co            COM              742718109     1770    30560 SH       SOLE                             30560
Qualcomm Inc                   COM              747525103      454    10090 SH       SOLE                             10090
Reliance Steel                 COM              759509102      733    17230 SH       SOLE                             17230
Schering Plough Corp           COM              806605101      274     9700 SH       SOLE                              9700
Smith International Inc        COM              832110100      230     8028 SH       SOLE                              8028
Southern Co                    COM              842587107      521    16438 SH       SOLE                             16438
St Jude Medical Inc            COM              790849103      944    24205 SH       SOLE                             24205
Stryker Corp                   COM              863667101      263     5780 SH       SOLE                              5780
USX-Marathon Grp               COM              902905827      535    16781 SH       SOLE                             16781
United Technologies Corp       COM              913017109     2264    37163 SH       SOLE                             37163
Verizon Communications         COM              92343v104      600    19825 SH       SOLE                             19825
Wal-Mart Stores Inc            COM              931142103     1616    32925 SH       SOLE                             32925
Walgreen Co                    COM              931422109      781    20850 SH       SOLE                             20850
Wellpoint                      COM              94973V107      445     9400 SH       SOLE                              9400
Wells Fargo Company            COM              949746101      320    11348 SH       SOLE                             11348
Western Digital Corp           COM              958102105     1164    31875 SH       SOLE                             31875
XTO Energy Inc                 COM              98385X106     1675    40528 SH       SOLE                             40528
American High Income Tr SBI                     026547109      173 16843.133000SH    SOLE                        16843.133000
Loomis Sayles Bond Fund                         543495840      133 10213.793000SH    SOLE                        10213.793000